Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Details Of Time Deposits [Table Text Block]
The table below presents the contractual maturities for time deposits of $100 thousand or more at December 31, 2011.

Time Deposits of $100 Thousand or More

(Dollars in millions)	Three months or Less	Over Three Months to Twelve Months	Thereafter	Total
U.S. certificates of deposit and other time deposits	$20,402	$21,321	$9,091	$50,814
Non-U.S. certificates of deposit and other time deposits	30,060	747	3,180	33,987

Schedule Of Maturities For Total Time Deposits Text Block [Table Text Block]

The scheduled contractual maturities for total time deposits at December 31, 2011 are presented in the table below.

Contractual Maturities of Total Time Deposits

(Dollars in millions)	U.S.	Non-U.S.	Total
Due in 2012	$92,621	$41,286	$133,907
Due in 2013	10,956	8	10,964
Due in 2014	3,254	10	3,264
Due in 2015	1,774	3,098	4,872
Due in 2016	1,155	67	1,222
Thereafter	3,197	—	3,197
Total time deposits	$112,957	$44,469	$157,426